UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       DECEMBER 31, 2007
                                               -----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):      [   ]   is a restatement.
                                            [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     HOCKY MANAGEMENT COMPANY, LLC
Address:  105 SOUTH BEDFORD ROAD, SUITE 310
          MOUNT KISCO, NEW YORK  10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature                         Place                        Date of Signing:
---------                         -----                        ----------------
/S/ DAVID SACHS                MT. KISCO NY                    FEBRUARY 8, 2008


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:               38
                                                 -------------

Form 13F Information Table Value Total:            $ 330,383
                                                 -----------
                                                 (thousands)




List of Other Included Managers:

None


                                                                   Market     Shares/   SH/   PUT   Investment  Voting Authority
Name Of issuer                   Title Of Class         Cusip      Value     Prn Amt    Prn  /CALL  Discretion
                                                                  * 1000                                         Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                         COMMON STOCK       013817101      12893    352750      SH           SOLE      352750
ALTRA HLDGS INC                   COMMON STOCK       02208R106      16074    966570      SH           SOLE      966570
AMERICAN EAGLE OUTFITTERS INC     COMMON STOCK       02553E106       8235    396500      SH           SOLE      396500
BAXTER INTERNATIONAL INC          COMMON STOCK       071813109      15052    259300      SH           SOLE      259300
BROADCOM CORP CL A                COMMON STOCK       111320107       1845     70593      SH           SOLE       70593
CHEESECAKE FACTORY INC            COMMON STOCK       163072101       9692    408789      SH           SOLE      408789
CHEMTURA CORP                     COMMON STOCK       163893100       1950    250000      SH           SOLE      250000
COACH INC                         COMMON STOCK       189754104       9495    310500      SH           SOLE      310500
COMCAST CORP                      COMMON STOCK       20030N101      11637    637318      SH           SOLE      637318
CORNING INC                       COMMON STOCK       219350105        840     35000      SH           SOLE       35000
DST SYSTEMS INC-DEL               COMMON STOCK       233326107       3719     45051      SH           SOLE       45051
EAGLE MATERIALS INC               COMMON STOCK       26969P108      17549    494607      SH           SOLE      494607
EXPEDIA INC DEL                   COMMON STOCK       30212P105       1186     37503      SH           SOLE       37503
FISERV INC                        COMMON STOCK       337738108      20986    378200      SH           SOLE      378200
GLG PARTNERS INC                  COMMON STOCK       37929X107       3400    250000      SH           SOLE      250000
WTS GLG PARTNERS INC              WARRANT OR RIGHT   37929X115       4187    695500      SH           SOLE      695500
HEXCEL CORP NEW                   COMMON STOCK       428291108      18317    754400      SH           SOLE      754400
IAC/INTERACTIVECORP               COMMON STOCK       44919P300       1010     37503      SH           SOLE       37503
INTERACTIVE BROKERS GROUP INC     COMMON STOCK       45841N107       4331    134000      SH           SOLE      134000
KEY ENERGY GROUP INC              COMMON STOCK       492914106      11629    808100      SH           SOLE      808100
KROGER CO                         COMMON STOCK       501044101       2350     88000      SH           SOLE       88000
MACYS INC                         COMMON STOCK       55616P104       6879    265900      SH           SOLE      265900
MERGE TECHNOLOGIES INC            COMMON STOCK       589981109        318    267503      SH           SOLE      267503
MODINE MANUFACTURING CO           COMMON STOCK       607828100        926     56100      SH           SOLE       56100
MYLAN INC                         COMMON STOCK       628530107      10318    733866      SH           SOLE      733866
NII HLDGS INC                     COMMON STOCK       62913F201       5306    109800      SH           SOLE      109800
NALCO HOLDING COMPANY             COMMON STOCK       62985Q101      22562    933100      SH           SOLE      933100
PENTAIR INC                       COMMON STOCK       709631105      19817    569300      SH           SOLE      569300
REDWOOD TRUST INC                 COMMON STOCK       758075402       2205     64400      SH           SOLE       64400
ROSS STORES INC                   COMMON STOCK       778296103       9357    365944      SH           SOLE      365944
TD AMERITRADE HLDG CORP           COMMON STOCK       87236Y108       8150    406297      SH           SOLE      406297
TENNECO INC                       COMMON STOCK       880349105      18581    712750      SH           SOLE      712750
VALSPAR CORP                      COMMON STOCK       920355104       9947    441300      SH           SOLE      441300
VIRGIN MEDIA INC                  CALL               92769L101       3857    225000           CALL    SOLE      225000
***COVIDIEN LIMITED               COMMON STOCK       G2552X108      17452    394029      SH           SOLE      394029
INVESCO LTD                       COMMON STOCK       G491BT108       6548    208672      SH           SOLE      208672
***TEXTAINER GROUP HOLDINGS       COMMON STOCK       G8766E109       4090    281480      SH           SOLE      281480
***TYCO INTERNATIONAL LTD         CALL               G9143X208       7692    194000           CALL    SOLE      194000

                                                                   330383